ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 36.7%
ACC Auto Trust, Class B, Series 2021-A, 1.79%, 04/15/27‡	$265,000	$252,964
Accelerated LLC, Class A, Series 2021-1H, 1.35%, 10/20/40‡	175,448	160,047
ACM Auto Trust, Class B, Series 2022-1A, 4.47%, 04/20/29‡	190,000	188,385
Affirm Asset Securitization Trust, Class A, Series 2022-A, 4.30%, 05/17/27‡	235,000	223,892
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	261,046	260,951
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	212,227	208,851
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	110,845	105,006
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	335,000	305,039
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	137,781	132,869
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27‡	260,000	235,990
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	47,289	46,216
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33‡	243,397	226,547
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34‡	210,000	183,126
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	123,039	118,892
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35‡	47,352	43,249
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	95,237	92,790
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37‡	159,162	150,351
Carvana Auto Receivables Trust, Class C, Series 2021-N2, 1.07%, 03/10/28	179,843	171,508
Carvana Auto Receivables Trust, Class C, Series 2022-N1, 3.32%, 12/11/28‡	240,000	231,692
Carvana Auto Receivables Trust, Class D, Series 2019-2A, 3.28%, 01/15/25‡	199,190	198,082
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	210,000	193,918
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26‡	235,000	224,695
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	207,312
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	250,977
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	196,884	183,058
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	71,769	61,950
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	32,700	32,714
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25‡	245,000	239,369
Credit Acceptance Auto Loan Trust, Class A, Series 2022-1A, 4.60%, 06/15/32‡	230,000	224,549
Credit Acceptance Auto Loan Trust, Class B, Series 2019-3A, 2.86%, 01/16/29‡	246,386	245,741
Credito Real USA Auto Receivables Trust, Class A, Series 2021-1A, 1.35%, 02/16/27‡	92,129	89,706
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	116,950	115,079
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	88,388	85,909
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	32,604	32,577
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	47,438	47,376
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	163,188
DT Auto Owner Trust, Class D, Series 2021-1A, 1.16%, 11/16/26‡	270,000	249,503
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29‡	185,000	178,736
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	66,670	66,585
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	760	759
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	42,907	42,889
First Investors Auto Owner Trust, Class C, Series 2021-2A, 1.47%, 11/15/27‡	260,000	233,703
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	138,667
Foundation Finance Trust, Class A, Series 2021-1A, 1.27%, 05/15/41‡	193,484	173,618
Foursight Capital Automobile Receivables Trust, Class B, Series 2022-1, 2.15%, 05/17/27‡	195,000	179,376
Freed ABS Trust, Class C, Series 2022-1FP, 2.51%, 03/19/29‡	145,000	134,755
GCI Funding I LLC, Class A, Series 2021-1 (Bermuda), 2.38%, 06/18/46‡	177,333	151,781
Genesis Sales Finance Master Trust, Class A, Series 2020-AA, 1.65%, 09/22/25‡	315,000	308,282
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	135,000	133,128
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	105,510
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28‡	190,000	186,911
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	13,783	13,521
Goldenttree Loan Management US CLO 1 Ltd., Class A, Series 2021-9A (Cayman Islands), 3.78%, (3-Month USD LIBOR + 1.07%), 01/20/33@‡	250,000	243,753
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26‡	295,000	264,136
Hilton Grand Vacations Trust, Class B, Series 2022-1D, 4.10%, 06/20/34‡	221,826	210,283
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	149,289	136,916
Lendbuzz Securitization Trust, Class A, Series 2022-1A, 4.22%, 05/17/27‡	239,160	233,116
Lendingpoint Asset Securitization Trust, Class A, Series 2021-A, 1.00%, 12/15/28‡	25,690	25,589
Lendingpoint Asset Securitization Trust, Class B, Series 2022-A, 2.41%, 06/15/29‡	245,000	234,491
Ll ABS Trust, Class A, Series 2021-1A, 1.07%, 05/15/29‡	117,515	112,751
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	96,042	94,327

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34‡	$355,000	$342,852
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26‡	230,000	218,644
Mercury Financial Credit Card Master Trust, Class A, Series 2022-1A, 2.50%, 09/21/26‡	145,000	137,470
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26‡	325,000	313,583
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69‡	243,305	204,238
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51‡	307,675	263,989
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	22,417	22,389
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27‡	290,000	272,307
NMEF Funding LLC, Class B, Series 2022-A, 3.35%, 10/16/28‡	195,000	180,553
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33‡	63,418	62,563
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	34,230	33,823
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29‡	185,618	181,762
Oportun Funding XIV LLC, Class A, Series 2021-A, 1.21%, 03/08/28‡	280,000	260,181
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	227,904	214,405
Palmer Square Loan Funding Ltd., Class A1, Series 2021-1A (Cayman Islands), 3.61%, (3-Month USD LIBOR + 0.90%), 04/20/29@‡	152,460	151,059
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	23,848	23,499
Pawneee Equipment Receivables Series LLC, Class B, Series 2022-1, 5.40%, 07/17/28‡	210,000	202,441
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48‡	283,200	268,114
Purchasing Power Funding LLC, Class A, Series 2021-A, 1.57%, 10/15/25‡	265,000	253,214
Sierra Timeshare Receivables Funding LLC, Class C, Series 2022-2A, 6.36%, 06/20/40‡	146,442	142,342
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	98,525	98,261
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	69,967	68,836
Tricolor Auto Securitization Trust, Class C, Series 2022-1A, 4.71%, 08/15/25‡	235,000	229,435
Upstart Pass-Through Trust Series, Class A, Series 2021-ST2, 2.50%, 04/20/27‡	124,620	119,150
Upstart Securitization Trust, Class A, Series 2021-1, 0.87%, 03/20/31‡	33,047	32,806
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31‡	240,000	228,341
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31‡	345,000	318,054
US Auto Funding, Class B, Series 2021-1A, 1.49%, 03/17/25‡	315,000	305,892
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24‡	122,376	121,793
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26‡	370,000	352,268
Veros Auto Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27‡	285,000	273,962
VFI ABS LLC, Class B, Series 2022-1A, 3.04%, 07/24/28‡	320,000	300,506
Welk Resorts LLC, Class B, Series 2019-AA, 2.99%, 06/15/38‡	184,977	178,472
Westgate Resorts LLC, Class B, Series 2022-1A, 2.29%, 08/20/36‡	159,195	150,148
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	145,000	141,144

Total Asset Backed Securities
(Cost $17,390,010)		16,456,147

MORTGAGE BACKED SECURITIES – 23.6%

Commercial Mortgage Backed Securities – 4.2%
BPR Trust, Class A, Series 2021-KEN, 4.66%, (1-Month USD LIBOR + 1.25%), 02/15/29@‡	95,000	92,292
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	135,594
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	230,208	211,540
GCT Commercial Mortgage Trust, Class A, Series 2021-GCT, 4.21%, (1-Month USD LIBOR + 0.80%), 02/15/38@‡	315,000	304,279
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	146,797
KKR Industrial Portfolio Trust, Class C, Series 2021-KDIP, 4.41%, (1-Month USD LIBOR + 1.00%), 12/15/37@‡	382,500	363,086
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2013-C10, 4.07%, 07/15/46@*	275,000	272,742
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	32,596	27,741
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	8,027	8,015
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	74,575	69,537
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	238,817
Total Commercial Mortgage Backed Securities		1,870,440

Mortgage Backed Security – 0.2%
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61@‡*	93,548	88,660

Residential Mortgage Backed Securities – 19.2%
Ajax Mortgage Loan Trust, Class A1, Series 2021-A, 1.07%, 09/25/65@‡*	348,255	307,935
Angel Oak Mortgage Trust, Class A1, Series 2020-6, 1.26%, 05/25/65@‡*	44,763	39,088
Angel Oak Mortgage Trust, Class A1, Series 2020-4, 1.47%, 06/25/65@‡*	77,413	71,753
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	1,473	1,465
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	327	326
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	58,113	55,597
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	56,235	52,895
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55‡	143,594	136,786

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	$115,951	$109,566
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	28,977	27,365
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	62,020	60,359
COLT Funding LLC, Class A1, Series 2021-3R, 1.05%, 12/25/64@‡*	149,218	131,857
COLT Mortgage Loan Trust, Class A2, Series 2021-2, 1.13%, 08/25/66@‡*	83,586	69,000
COLT Mortgage Loan Trust, Class A1, Series 2022-1, 2.28%, 12/27/66@‡*	265,016	231,958
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65@‡*	215,647	190,551
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56@‡*	149,166	123,088
CSMC Trust, Class A1, Series 2021-NQM1, 0.81%, 05/25/65@‡*	448,568	418,323
CSMC Trust, Class A1, Series 2021-NQM2, 1.18%, 02/25/66@‡*	115,206	100,477
Dominion Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 07/25/27‡	315,000	286,104
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	22,049	20,984
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65@‡*	145,120	134,178
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	84,318	71,168
Ellington Financial Mortgage Trust, Class A1, Series 2021-2, 0.93%, 06/25/66@‡*	198,588	166,343
Firstkey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38‡	240,000	203,654
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	43,147	40,338
GS Mortgage-Backed Securities Trust, Class A3, Series 2020-NQM1, 2.35%, 09/27/60@‡*	128,082	118,553
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	45,031	43,270
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.36%, 06/25/29@‡*	148,413	139,226
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	73,798	69,939
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.65%, 08/25/34@*	40,818	40,980
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.59%, 05/25/45@‡*	93,623	91,568
Lhome Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26‡	205,000	194,757
MFA Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65@‡*	195,153	179,481
Mill City Mortgage Loan Trust, Class M2, Series 2017-3, 3.25%, 01/25/61@‡*	123,203	115,448
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	103,937	97,305
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	212,768	198,313
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	152,255	141,914
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58@‡*	169,002	158,927
Newrez Warehouse Securitization Trust, Class C, Series 2021-1, 4.13%, (1-Month USD LIBOR + 1.05%), 05/25/55@‡	300,000	294,319
NLT Trust, Class A1, Series 2021-INV2, 1.16%, 08/25/56@‡*	270,458	228,287
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61‡	77,683	69,824
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	31,140	29,984
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51@‡*	82,423	73,614
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	40,430	34,038
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60@‡*	57,335	54,236
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	58,380	56,746
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65@‡*	322,927	301,432
Starwood Mortgage Residential Trust, Class A2, Series 2021-3, 1.40%, 06/25/56@‡*	83,528	68,894
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	253,979	245,081
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.07%, 02/25/34	228,530	210,935
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	87,261	82,534
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	100,000	97,462
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56@‡*	385,000	371,221
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	110,501
VCAT Asset Securitization, LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51‡	173,807	162,427
Verus Securitization Trust, Class A1, Series 2019-INV2, 2.91%, 07/25/59@‡*	31,256	30,808
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	37,709	36,527
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63@‡*	284,941	261,381
Verus Securitization Trust, Class A1, Series 2021-1, 0.82%, 01/25/66@‡*	164,621	142,602
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66@‡*	242,503	202,478
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54@‡*	367,999	337,939
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54@‡*	162,577	149,327
Visio Trust, Class A1, Series 2021-1R, 1.28%, 05/25/56‡	239,702	220,060
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.62%, 07/25/34@*	46,950	47,751
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.67%, 07/25/34@*	18,137	18,127

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.67%, 10/25/34@*	$57,344	$55,340
Total Residential Mortgage Backed Securities		8,634,714

Total Mortgage Backed Securities
(Cost $11,605,070)		10,593,814

CORPORATE BONDS – 16.2%

Communication Services – 0.9%
Level 3 Financing, Inc., 4.25%, 07/01/28‡	165,000	129,137
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	162,500	160,271
TripAdvisor, Inc., 7.00%, 07/15/25‡	130,000	126,584
Total Communication Services		415,992

Energy – 1.1%
Chesapeake Energy Corp., 5.50%, 02/01/26‡	155,000	148,608
DT Midstream, Inc., 4.13%, 06/15/29‡	180,000	152,490
Energy Transfer LP, 4.20%, 04/15/27	105,000	97,295
NGPL PipeCo. LLC, 4.88%, 08/15/27‡	118,000	110,101
Total Energy		508,494

Financials – 6.6%
Bank of America Corp., 3.60%, (3-Month USD LIBOR + 0.77%), 02/05/26@	68,000	66,868
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27@	100,000	85,844
Bank of America Corp., 2.55%, (SOFR + 1.05%), 02/04/28@	68,000	59,252
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	86,000	70,731
Blackstone Private Credit Fund, 4.00%, 01/15/29	50,000	40,119
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	115,000	84,618
Citadel LP, 4.88%, 01/15/27‡	170,000	158,941
Citigroup, Inc., 4.99%, (3-Month USD LIBOR + 1.25%), 07/01/26@	165,000	164,297
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52@‡	107,000	97,905
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 3.88%, 02/15/26‡	250,000	227,281
F&G Global Funding, 1.75%, 06/30/26‡	113,000	98,531
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	105,000	97,432
Goldman Sachs Group, Inc. (The), 4.54%, (3-Month USD LIBOR + 1.75%), 10/28/27@	125,000	124,384
JPMorgan Chase & Co., 3.97%, (SOFR + 1.18%), 02/24/28@	140,000	134,678
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	262,000	228,883
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	170,000	137,147
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/51@‡	190,000	147,697
Lincoln National Corp., 6.28%, (3-Month USD LIBOR + 2.04%), 04/20/67@	180,000	136,822
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%)#@(a)	155,000	141,489
Navient Corp., 5.88%, 10/25/24	140,000	132,826
OWL Rock Core Income Corp., 5.50%, 03/21/25	68,000	64,054
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	244,000	240,957
Prudential Financial, Inc., 6.00%, (US 5 Year CMT T-Note + 3.23%), 09/01/52@	34,000	31,802
Spirit Realty LP, 4.45%, 09/15/26	96,429	92,062
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 05/06/31@	135,000	116,483
Total Financials		2,981,103

Health Care – 1.0%
Royalty Pharma PLC, 1.75%, 09/02/27	153,000	126,727
Universal Health Services, Inc., 1.65%, 09/01/26‡	175,000	146,920
Viatris, Inc., 2.30%, 06/22/27	195,000	159,559
Viatris, Inc., 2.30%, 06/22/27‡	157	128
Total Health Care		433,334

Industrials – 1.6%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27‡	206,590	194,900
General Electric Co., Series D, 6.62%, (3-Month USD LIBOR + 3.33%)#@	285,000	267,701
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	221,000	179,075
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	65,000	61,519
Total Industrials		703,195

Information Technology – 1.4%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/26	98,000	85,157
CDW LLC / CDW Finance Corp., 3.28%, 12/01/28	98,000	80,518
Dell International LLC / EMC Corp., 4.90%, 10/01/26	165,000	159,234
Entegris Escrow Corp., 4.75%, 04/15/29‡	130,000	114,799
Kyndryl Holdings, Inc., 2.05%, 10/15/26	108,000	86,915
Kyndryl Holdings, Inc., 2.70%, 10/15/28	105,000	76,956
Total Information Technology		603,579

Materials – 1.0%
Bayport Polymers LLC, 4.74%, 04/14/27‡	140,000	129,990
Celanese US Holdings LLC, 6.05%, 03/15/25	85,000	83,148
International Flavors & Fragrances, Inc., 1.83%, 10/15/27‡	183,000	150,207
Silgan Holdings, Inc., 1.40%, 04/01/26‡	106,000	90,636
Total Materials		453,981

Real Estate – 1.6%
EPR Properties, 4.95%, 04/15/28	90,000	77,645
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	150,000	145,181
Office Properties Income Trust, 4.50%, 02/01/25	145,000	129,046
Office Properties Income Trust, 2.65%, 06/15/26	105,000	78,860
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23	111,000	109,945
Service Properties Trust, 4.65%, 03/15/24	115,000	106,599
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25‡	75,000	70,654
Total Real Estate		717,930

Utilities – 1.0%
FirstEnergy Transmission LLC, 2.87%, 09/15/28‡	119,000	101,342
NRG Energy, Inc., 3.75%, 06/15/24‡	95,000	91,402
Puget Energy, Inc., 2.38%, 06/15/28	151,000	125,875
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T-Note + 2.92%), 09/15/51@	164,000	133,396
Total Utilities		452,015

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Total Corporate Bonds
(Cost $8,274,827)		$7,269,623

TERM LOANS – 9.8%

Aerospace – 1.3%
Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28@	28,165	26,855
Brown Group Holding LLC, 3.00%, (3-Month USD LIBOR + 2.50%), 06/07/28@	129,413	123,320
KKR Apple Bidco LLC, 5.87%, (1-Month USD LIBOR + 2.75%), 07/14/28@	79,400	75,993
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	80,750	81,312
SkyMiles IP Ltd, 4.75%, (3-Month USD LIBOR + 3.75%), 09/16/27@	60,000	60,323
TransDigm, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 08/22/24@	161,208	157,558
TransDigm, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 05/30/25@	68,511	65,921
Total Aerospace		591,282

Chemicals – 0.7%
Ineos US Finance LLC, 2.10%, (1-Month USD LIBOR + 2.00%), 04/01/24@	237,019	229,801
Nouryon USA LLC, 3.10%, (1-Month USD LIBOR + 3.00%), 10/01/25@	70,689	66,448
Total Chemicals		296,249

Consumer Durables – 0.4%
Fluidra Finco SL, 5.13%, (1-Month USD LIBOR + 2.00%), 01/21/29@	118,763	115,371
Resideo Funding, Inc., 2.75%, (3-Month USD LIBOR + 2.25%), 02/11/28@	63,475	61,769
Total Consumer Durables		177,140

Energy – 0.3%
Freeport LNG Investments LLLP, 4.00%, (3-Month USD LIBOR + 3.50%), 11/17/28@	84,509	78,442
Oryx Midstream Services Permian Basin LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 09/30/28@	74,225	72,161
Total Energy		150,603

Financials – 0.3%
Avolon TLB Borrower 1 US LLC, 2.75%, (1-Month USD LIBOR + 2.25%), 12/01/27@	60,779	59,351
Citadel Securities LP, 2.60%, (1-Month USD LIBOR + 2.50%), 02/02/28@	96,993	94,452
Total Financials		153,803

Food/Tobacco – 0.5%
Aramark Services, Inc., 2.60%, (1-Month USD LIBOR + 2.50%), 04/06/28@	109,607	107,723
Hostess Brands LLC, 3.00%, (3-Month USD LIBOR + 2.25%), 08/03/25@	117,685	114,099
Total Food/Tobacco		221,822

Forest Prod/Containers – 0.5%
Berry Global, Inc., 1.86%, (2-Month USD LIBOR + 1.75%), 07/01/26@	124,377	120,712
Mauser Packaging Solutions Holding Co., 3.35%, (1-Month USD LIBOR + 3.25%), 04/03/24@	88,368	82,679
Total Forest Prod/Containers		203,391

Gaming/Leisure – 1.1%
Caesars Resort Collection LLC, 2.85%, (1-Month USD LIBOR + 2.75%), 12/23/24@	149,313	146,124
Hilton Worldwide Finance LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 06/22/26@	85,000	82,326
Scientific Games, 6.40%, (1-Month USD LIBOR + 3.00%), 04/07/29@	49,875	48,578
Stars Group Holdings BV, 2.47%, (3-Month USD LIBOR + 2.25%), 07/21/26@	37,677	36,321
Station Casinos LLC, 2.50%, (1-Month USD LIBOR + 2.25%), 02/08/27@	93,252	89,434
UFC Holdings LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 04/29/26@	88,831	85,611
Total Gaming/Leisure		488,394

Health Care – 0.6%
Agiliti Health Inc, 2.88%, (1-Month USD LIBOR + 2.75%), 01/04/26@	59,385	57,603
Elanco Animal Health, Inc., 1.85%, (1-Month USD LIBOR + 1.75%), 08/01/27@	54,884	52,305
Horizon Therapeutics USA, Inc., 2.25%, (1-Month USD LIBOR + 1.75%), 03/15/28@	57,793	55,644
Select Medical Corp., 2.36%, (1-Month USD LIBOR + 2.25%), 03/06/25@	90,000	87,272
Total Health Care		252,824

Housing – 0.5%
CPG International (Azek), 4.09%, (3-Month USD LIBOR + 2.50%), 04/20/29@	90,000	87,300
Quikrete Holdings, Inc., 6.12%, (1-Month USD LIBOR + 3.00%), 06/11/28@	89,775	86,602
Standard Industries Inc/NJ, 3.00%, (3-Month USD LIBOR + 2.50%), 08/06/28@	58,679	57,088
Total Housing		230,990

Information Technology – 0.6%
CCC Intelligent Solutions Inc, 3.00%, (3-Month USD LIBOR + 2.50%), 09/15/28@	64,475	62,648
Go Daddy Operating Co. LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 02/15/24@	180,526	179,037
UKG Inc, 3.75%, (3-Month USD LIBOR + 3.25%), 05/04/26@	44,551	42,509
Total Information Technology		284,194

Manufacturing – 0.7%
Gates Global LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 03/31/27@	87,865	84,583
NCR Corp., 2.63%, (3-Month USD LIBOR + 2.50%), 08/28/26@	146,956	141,445
Tenneco, Inc., 3.10%, (1-Month USD LIBOR + 3.00%), 10/01/25@	88,393	87,343
Total Manufacturing		313,371

Media/Telecom - Broadcasting – 0.2%
Nexstar Media Group, Inc., 2.60%, (1-Month USD LIBOR + 2.50%), 09/18/26@	68,652	67,880

Media/Telecom - Cable/Wireless Video – 0.3%
Charter Communications Operating LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 02/01/27@	67,406	65,018
Directv Financing LLC, 8.12%, (1-Month USD LIBOR + 5.00%), 07/22/27@	88,440	82,609
Total Media/Telecom - Cable/Wireless Video		147,627

Media/Telecom - Diversified Media – 0.1%
Clear Channel, 3.63%, (3-Month USD LIBOR + 3.50%), 08/21/26@	56,867	50,967

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Media/Telecom - Telecommunications – 0.2%
CenturyLink, Inc., 2.35%, (1-Month USD LIBOR + 2.25%), 03/15/27@	$121,813	$111,127

Media/Telecom - Wireless Communications – 0.3%
SBA Senior Finance II LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 04/11/25@	127,667	124,475

Retail – 0.1%
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28@	39,000	37,042

Service – 0.9%
Asplundh Tree Expert LLC, 1.85%, (1-Month USD LIBOR + 1.75%), 09/07/27@	38,107	37,233
Dun & Bradstreet Corp. (The), 3.35%, (1-Month USD LIBOR + 3.25%), 02/06/26@	85,140	82,511
Dun & Bradstreet Corp/The, 6.28%, (1-Month USD LIBOR + 3.25%), 01/05/29@	19,900	19,263
NAB Holdings LLC, 6.70%, (3-Month USD LIBOR + 3.00%), 11/17/28@	89,275	85,077
Pike Corp., 3.11%, (1-Month USD LIBOR + 3.00%), 01/21/28@	85,479	83,177
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/31/28@	98,406	93,362
Total Service		400,623

Utilities – 0.2%
Vistra Operations Co. LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 12/31/25@	94,301	91,295

Total Term Loans
(Cost $4,536,644)		4,395,099

FOREIGN BONDS – 6.4%

Consumer Discretionary – 0.5%
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	245,000	225,271

Consumer Staples – 0.8%
Bacardi Ltd. (Bermuda), 4.70%, 05/15/28‡	110,000	102,998
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	215,000	171,436
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL (Guatemala), 5.25%, 04/27/29‡	80,000	69,235
Total Consumer Staples		343,669

Energy – 1.5%
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	205,000	176,379
Enbridge, Inc. (Canada), 7.38%, (US 5 Year CMT T-Note + 3.71%), 01/15/83@(a)	165,000	159,353
Lundin Energy Finance BV (Norway), 2.00%, 07/15/26‡	200,000	172,817
Petroleos Mexicanos (Mexico), 6.50%, 03/13/27	180,000	151,047
Total Energy		659,596

Financials – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/28	155,000	124,771
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/28	160,000	144,402
Total Financials		269,173

Industrials – 0.5%
British Airways Pass-Through Trust, Class A, Series 2021-1 (United Kingdom), 2.90%, 03/15/35‡	213,434	174,096

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Industrials (continued)
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	$69,518	$69,311
Total Industrials		243,407

Information Technology – 0.4%
SK Hynix, Inc. (South Korea), 1.50%, 01/19/26‡	200,000	173,389

Materials – 0.9%
FMG Resources August Pty Ltd. (Australia), 5.88%, 04/15/30‡	165,000	143,763
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	205,000	183,942
Suzano Austria GMBH (Brazil), 2.50%, 09/15/28	80,000	62,680
Total Materials		390,385

Sovereign Government – 1.2%
Dominican Republic International Bond (Dominican Republic), 5.50%, 02/22/29‡	195,000	168,647
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	193,544
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	197,048
Total Sovereign Government		559,239

Total Foreign Bonds
(Cost $3,293,940)		2,864,129

U.S. TREASURY NOTES – 4.7%
U.S. Treasury Note, 0.13%, 04/30/23	315,000	307,946
U.S. Treasury Note, 0.13%, 08/31/23	1,105,000	1,064,214
U.S. Treasury Note, 0.13%, 03/31/23	740,000	726,460

Total U.S. Treasury Notes
(Cost $2,120,252)		2,098,620

MONEY MARKET FUND – 0.2%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 2.69%(b) (Cost $87,239)	87,239	87,239

REPURCHASE AGREEMENTS – 0.8%(c)
Citigroup Global Markets, Inc., dated 09/30/22, due 10/03/22, 2.98%, total to be received $89,977, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.25%, 1/26/23-5/15/48, totaling $91,754)	$89,955	89,955
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $250,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $255,000)	250,000	250,000

Total Repurchase Agreements
(Cost $339,955)		339,955

Total Investments – 98.4%
(Cost $47,647,937)		44,104,626
Other Assets in Excess of Liabilities – 1.6%		758,239
Net Assets – 100.0%		$44,862,865

CMT - Constant Maturity Treasury Index

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $326,522; the aggregate market value of the collateral held by the fund is $339,955.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2022

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$16,456,147	$-	$16,456,147
Mortgage Backed Securities	-	10,593,814	-	10,593,814
Corporate Bonds	-	7,269,623	-	7,269,623
Term Loans	-	4,395,099	-	4,395,099
Foreign Bonds	-	2,864,129	-	2,864,129
U.S. Treasury Notes	-	2,098,620	-	2,098,620
Money Market Fund	87,239	-	-	87,239
Repurchase Agreements	-	339,955	-	339,955
Total	$87,239	$44,017,387	$-	$44,104,626

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace	1.3%
Asset Backed Securities	36.7
Chemicals	0.7
Commercial Mortgage Backed Securities	4.2
Communication Services	0.9
Consumer Discretionary	0.5
Consumer Durables	0.4
Consumer Staples	0.8
Energy	2.9
Financials	7.5
Food/Tobacco	0.5
Forest Prod/Containers	0.5
Gaming/Leisure	1.1
Health Care	1.6
Housing	0.5
Industrials	2.1
Information Technology	2.4
Manufacturing	0.7
Materials	1.9
Media/Telecom - Broadcasting	0.2
Media/Telecom - Cable/Wireless Video	0.3
Media/Telecom - Diversified Media	0.1
Media/Telecom - Telecommunications	0.2
Media/Telecom - Wireless Communications	0.3
Mortgage Backed Security	0.2
Real Estate	1.6
Residential Mortgage Backed Securities	19.2
Retail	0.1
Service	0.9
Sovereign Government	1.2
U.S. Treasury Notes	4.7
Utilities	1.2
Money Market	0.2
Repurchase Agreements	0.8
Total Investments	98.4
Other Assets in Excess of Liabilities	1.6
Net Assets	100.0%